Alger Concentrated Equity Fund Expense Example - Class A C Shares [Member] - Alger Concentrated Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 603
Expense Example, with Redemption, 3 Years	1,045
Expense Example, with Redemption, 5 Years	1,649
Expense Example, with Redemption, 10 Years	3,277
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	1,559
Expense Example, with Redemption, 10 Years	$ 3,616